FAIR VALUE MEASUREMENTS:	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS:
FAIR VALUE MEASUREMENTS:

NOTE 10—FAIR VALUE MEASUREMENTS:

Current accounting guidance defines fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Guidance requires disclosure of the extent to which fair value is used to measure financial assets and liabilities, the inputs utilized in calculating valuation measurements, and the effect of the measurement of significant unobservable inputs on earnings, or changes in net assets, as of the measurement date. Guidance establishes a three-level valuation hierarchy based upon the transparency of inputs utilized in the measurement and valuation of financial assets or liabilities as of the measurement date. Level 1 inputs include quoted prices for identical instruments and are the most observable. Level 2 inputs include quoted prices for similar assets and observable inputs such as interest rates, foreign currency exchange rates, commodity rates and yield curves. Level 3 inputs are not observable in the market and include management’s own judgments about the assumptions market participants would use in pricing the asset or liability. The use of observable and unobservable inputs is reflected in the hierarchy assessment disclosed in the table below.

As of December 31, 2011 and 2010, the Company held certain financial assets that are required to be measured at fair value on a recurring basis. These included derivative hedging instruments related to the foreign currency forward contracts and purchase of certain raw materials, investments in trading securities and available for sale securities, including an auction rate security (ARS). The Company’s available for sale and trading securities principally consist of municipal bonds and mutual funds that are publicly traded.

The following tables present information about the Company’s financial assets measured at fair value as of December 31, 2011 and 2010, and indicate the fair value hierarchy and the valuation techniques utilized by the Company to determine such fair value:

	Estimated Fair Value December 31, 2011
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$78,612	$78,612	$—	$—
Auction rate security	7,453	—	—	7,453
Available-for-sale securities, excluding the auction rate security	57,835	—	57,835	—
Foreign currency forward contracts	205	—	205	—
Commodity futures contracts	203	203	—	—
Commodity options contracts	—	—	—	—
Trading securities	41,768	41,768	—	—
Total assets measured at fair value	$186,076	$120,583	$58,040	$7,453

	Estimated Fair Value December 31, 2010
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$115,976	$115,976	$—	$—
Auction rate security	6,775	—	—	6,775
Available-for-sale securities, excluding the auction rate security	27,178	—	27,178	—
Foreign currency forward contracts	942	—	942	—
Commodity futures contracts	2,310	2,310	—	—
Commodity options contracts	5,369	5,369	—	—
Trading securities	38,504	38,504	—	—
Total assets measured at fair value	$197,054	$162,159	$28,120	$6,775

Available for sale securities which utilize Level 2 inputs consist primarily of municipal bonds, which are valued based on quoted market prices or alternative pricing sources with reasonable levels of price transparency.

A summary of the aggregate fair value, gross unrealized gains, gross unrealized losses, realized losses and amortized cost basis of the Company’s investment portfolio by major security type is as follows:

	December 31, 2011
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Auction rate security	$8,410	$7,453	$—	$(957)	$—
Municipal bonds	57,389	57,791	402	—	—
Mutual funds	45	44	—	(1)	—
	$65,844	$65,288	$402	$(958)	$—

	December 31, 2010
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Auction rate security	$8,410	$6,775	$—	$(1,635)	$—
Municipal bonds	27,073	27,122	49	—	—
Mutual funds	56	56	—	—	—
	$35,539	$33,953	$49	$(1,635)	$—

As of December 31, 2011, the Company’s long-term investments included an auction rate security, Jefferson County Alabama Sewer Revenue Refunding Warrants, reported at a fair value of $7,453, after reflecting a $5,140 other-than-temporary impairment and a $957 temporary, as defined, decline in market value against its $13,550 par value. This other-than-temporary impairment was recorded in other income (expense), net in 2008. In 2008, this auction rate security was determined to be other-than-temporarily impaired due to the duration and severity of the decline in fair value. The Company estimated the fair value of this auction rate security utilizing a valuation model with Level 3 inputs.

This valuation model considered, among other items, the credit risk of the collateral underlying the auction rate security, the credit risk of the bond insurer, interest rates, and the amount and timing of expected future cash flows including the Company’s assumption about the market expectation of the next successful auction. See also the Management’s Discussion and Analysis of Financial Condition and Results of Operations regarding Jefferson County auction rate security.

The Company classified this auction rate security as non-current and has included it in long-term investments on the Consolidated Statements of Financial Position at December 31, 2011 and 2010 because the Company believes that the current condition of the auction rate security market may take more than twelve months to improve.

The following table presents additional information about the Company’s financial instruments (all ARS) measured at fair value on a recurring basis using Level 3 inputs at December 31, 2011 and 2010:

	2011	2010
Balance at January 1	$6,775	$7,710
Unrealized loss recognized in other comprehensive loss	678	(935)
Balance at December 31	$7,453	$6,775

The $7,500 carrying amount of the Company’s industrial revenue development bonds at December 31, 2011 and 2010 approximates its estimated fair value as the bonds have a floating interest rate.

In addition to assets and liabilities that are recorded at fair value on a recurring basis, guidance requires the Company to record assets and liabilities at fair value on a nonrecurring basis generally as a result of impairment charges. Assets measured at fair value on a nonrecurring basis during 2009 are summarized below:

	Twelve Months Ended December 31, 2009
	Pre-Impairment	2009		Level Used to Determine
	Cost	Impairment	New Cost	New Cost Basis
	Basis	Charge	Basis	Level 1	Level 2	Level 3
Equity method investment	$9,361	$4,400	$4,961	$—	$—	$4,961
Trademarks	189,024	14,000	175,024	—	—	175,024
Total	$198,385	$18,400	$179,985	$—	$—	$179,985

As discussed in Note 6, during the fourth quarter of 2009 the Company recognized an impairment of $4,400 in an equity method investment based on Level 3 inputs.

As discussed in Note 13, during the fourth quarter of 2009 the Company recognized a trademark impairment of $14,000 based on Level 3 inputs.